Correction of Errors - Summary of Key Management Compensation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management compensation as corrected [line items]
Short-term employee benefits (salaries and bonuses)	€ 3,473	€ 3,341
Post-employment benefits	74	43
Share-based payments	4,974	5,267
Total	8,521	8,651
Previously stated [member]
Disclosure of key management compensation as corrected [line items]
Short-term employee benefits (salaries and bonuses)	3,473	3,341
Post-employment benefits	74	43
Share-based payments	3,427	3,381
Total	6,974	6,765
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of key management compensation as corrected [line items]
Share-based payments	1,547	1,886
Total	€ 1,547	€ 1,886